Other financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 1,822	€ 2,202	€ 2,400
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	466	526	586
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	619	868	918
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	315	405	480
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 422	€ 403	€ 416